Average Annual Total Returns			12 Months Ended	14 Months Ended	15 Months Ended	54 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.30%	5.68%		(0.05%)	(0.36%)	1.91%	2.01%
ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.56%	7.51%			6.16%	5.39%
ICE BofA 0-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 0-3 Year U.S. Treasury Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.87%	4.71%			2.21%	2.35%
ICE BofA 1-3 Year U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 1-3 Year U.S. Corporate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.89%	5.61%			2.49%	3.01%
ICE BofA 0-1 Year U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 0-1 Year U.S. Corporate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.79%			3.59%
ICE BofA 0-1 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 0-1 Year U.S. Treasury Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.32%			3.36%
ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.19%			3.16%
ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. High Yield Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			8.50%			4.16%	4.50%		6.45%
ICE BofA U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. Corporate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.78%			0.36%	0.11%		3.36%
ICE BofA 3-7 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	ICE BofA 3-7 Year U.S. Treasury Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.14% [1]		3.66% [1]	0.55%	0.21%		1.76%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Bloomberg Global Aggregate Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		8.17%		2.11%
ICE BofA U.S. High Yield Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	ICE BofA U.S. High Yield Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		8.50%		6.87%
ICE BofA Global Floating Rate High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	ICE BofA Global Floating Rate High Yield Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		4.32%		5.04%
CrossingBridge Low Duration High Income Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.01%				5.81%	4.77%
Performance Inception Date		Feb. 01, 2018
CrossingBridge Low Duration High Income Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.30%				3.18%	2.64%
CrossingBridge Low Duration High Income Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.53%				3.33%	2.74%
CrossingBridge Low Duration High Income Fund - Retail Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.73%	5.76%
Performance Inception Date		Nov. 01, 2024
CrossingBridge Ultra-Short Duration Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.22%			4.29%
Performance Inception Date		Jun. 30, 2021
CrossingBridge Ultra-Short Duration Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.26%			2.50%
CrossingBridge Ultra-Short Duration Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.07%			2.52%
CrossingBridge Responsible Credit Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.95%			5.13%
Performance Inception Date		Jun. 30, 2021
CrossingBridge Responsible Credit Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.85%			2.11%
CrossingBridge Responsible Credit Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.90%			2.62%
RiverPark Strategic Income Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.58%				6.45%		5.54%
RiverPark Strategic Income Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.14%				3.49%		2.95%
RiverPark Strategic Income Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return, Percent			3.86%				3.67%		3.10%
RiverPark Strategic Income Fund - Retail Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.31%				6.21%		5.30%
CrossingBridge Nordic High Income Bond Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		7.09%		7.18%
Performance Inception Date		Sep. 30, 2024
CrossingBridge Nordic High Income Bond Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Average Annual Return, Percent	[1]		3.83%		4.13%
CrossingBridge Nordic High Income Bond Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		4.15%		4.19%

[1]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee up to 0.15% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.10% of the Fund’s average daily net assets; however, the fee may be increased to 0.15% of the Fund’s average daily net assets at any time.